UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 115.6%
Corporate — 11.0%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy, Nuclear Energy Corp. Project, Mandatory Put Bonds, Series A, 3.38%, 1/01/35 (a)	$1,200	$1,221,480
County of Delaware Pennsylvania IDA, Refunding RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series B, AMT (NPFGC), 5.00%, 11/01/36	2,520	2,555,658
County of Northumberland Pennsylvania IDA, Refunding RB, Aqua Pennsylvania, Inc. Project, AMT (NPFGC), 5.05%, 10/01/39	4,500	4,516,200
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,300	1,480,804
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,685,519
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	1,200	1,245,216
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	5,865	6,099,718

		19,804,595
County/City/Special District/School District — 31.2%
Bristol Township School District, GO, 5.25%, 6/01/43	3,465	3,767,356
Chambersburg Area School District, GO (NPFGC):
5.25%, 3/01/26	2,115	2,231,071
5.25%, 3/01/27	2,500	2,635,350
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
(AGM), 5.25%, 12/15/32	5,000	5,298,100
(AGC), 5.00%, 8/01/24	2,000	2,200,880
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	970	1,093,539
County of Lycoming Pennsylvania Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	400	416,068
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	400	431,456
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
East Stroudsburg Area School District, GO, Refunding, Series A (AGM), 5.00%, 9/01/25	$3,000	$3,308,400
East Stroudsburg Area School District, GO, Series A:
7.75%, 9/01/17 (b)	960	1,180,128
7.75%, 9/01/27	1,040	1,245,567
Falls Township Authority, RB, Water & Sewer Authority, 5.00%, 12/01/37	1,070	1,143,712
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,047,434
Marple Newtown School District, GO (AGM), 5.00%, 6/01/31	3,500	3,916,185
Northeastern School District York County, GO, Series B (NPFGC), 5.00%, 4/01/32	1,585	1,714,304
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	4,645	4,804,184
Philadelphia School District, GO, Refunding (BHAC), 5.00%, 6/01/34	1,000	1,092,100
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	3,300	3,599,937
Philipsburg-Osceola Pennsylvania Area School District, GO (AGM), 5.00%, 4/01/41	755	800,496
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 9/01/30 (c)	6,145	3,121,230
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 7/15/34	1,880	2,008,761
Corry Area School District, CAB, 0.00%, 12/15/22 (c)	1,640	1,231,000
Corry Area School District, CAB, 0.00%, 12/15/23 (c)	1,980	1,409,127
Corry Area School District, CAB, 0.00%, 12/15/24 (c)	1,980	1,344,618
Corry Area School District, CAB, 0.00%, 12/15/25 (c)	1,770	1,149,615
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	1,200	1,250,388

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
State Public School Building Authority, Refunding RB (concluded):
School District Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	$1,500	$1,615,200

		56,056,206
Education — 7.7%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College, 5.00%, 8/15/26	100	109,132
East Hempfield Township IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	385	388,923
5.00%, 7/01/45	200	198,114
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	1,500	1,589,010
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,195	1,193,100
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	2,750	2,932,215
La Salle University, 5.00%, 5/01/37	765	781,470
La Salle University, 5.00%, 5/01/42	1,600	1,634,448
State System of Higher Education, Series AL, 5.00%, 6/15/35	1,780	1,902,695
Thomas Jefferson University, 4.00%, 3/01/37	375	359,228
Widener University, Series A, 5.25%, 7/15/33	1,360	1,425,661
Widener University, Series A, 5.50%, 7/15/38	340	358,037
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	830	917,557

		13,789,590
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health — 20.4%
County of Allegheny Pennsylvania Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/26	$2,000	$2,496,440
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center, Series A, 5.00%, 11/01/40	765	806,761
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	2,020	2,380,590
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	500	537,960
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/33	7,995	8,336,227
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	490	511,227
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community:
Series A, 4.50%, 11/15/36	145	140,209
Series A-1, 6.25%, 11/15/29	235	263,647
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities:
5.00%, 11/15/27	690	730,834
5.00%, 11/15/28	445	468,145
Geisinger Authority Pennsylvania, RB, Health System, Series A-1, 5.13%, 6/01/41	6,270	6,713,289
Lancaster IDA, Refunding RB:
5.38%, 5/01/28	420	438,110
5.75%, 5/01/35	745	785,111

2	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	$7,600	$7,284,144
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (d)	2,390	2,815,133
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/35	1,840	1,967,659

		36,675,486
Housing — 9.5%
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	1,915	1,763,753
3.70%, 10/01/42	3,435	3,103,900
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 92-A, AMT, 4.75%, 4/01/31	595	597,261
Series 96-A, AMT, 4.70%, 10/01/37	2,730	2,733,604
Series 99-A, AMT, 5.15%, 4/01/38	855	861,259
Series 110-B, 4.75%, 10/01/39	680	707,268
Series 113, 4.85%, 10/01/37	4,125	4,246,976
Philadelphia Housing Authority, RB, Capital Fund Program, Series A (AGM), 5.50%, 12/01/18	3,000	3,040,110

		17,054,131
State — 5.4%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 11/15/24	1,000	1,176,130
5.00%, 4/01/26	1,140	1,340,435
5.00%, 6/01/28	2,300	2,634,420
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	600	631,620
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State (concluded)
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/32	$3,600	$3,949,308

		9,731,913
Transportation — 19.1%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	2,500	2,591,875
AMT (AGM), 5.00%, 6/15/37	5,595	5,693,360
Delaware River Port Authority, RB:
5.00%, 1/01/37	1,970	2,138,100
Series D (AGM), 5.00%, 1/01/40	1,560	1,645,628
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/41 (c)	3,565	853,497
CAB, Sub-Series A-3, 0.00%, 12/01/42 (c)	4,100	945,091
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (c)	1,425	368,733
Series A, 5.00%, 12/01/38	3,000	3,251,340
Series A (AMBAC), 5.25%, 12/01/32	350	358,796
Series A (AMBAC), 5.50%, 12/01/31	7,800	8,007,402
Sub-Series A, 6.00%, 12/01/41	700	769,328
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,808,910
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	1,570	1,719,715
5.00%, 6/01/29	2,080	2,266,077

		34,417,852
Utilities — 11.3%
City of Philadelphia Pennsylvania Gas Works, RB:
1998 General Ordinance, 4th Series (AGM), 5.00%, 8/01/32	3,300	3,310,890
9th Series, 5.25%, 8/01/40	1,430	1,576,961

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Utilities (concluded)
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	$700	$744,555
Series C (AGM), 5.00%, 8/01/40	3,000	3,138,990
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement, 5.25%, 12/01/41	1,215	1,315,772
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Series A (NPFGC), 5.00%, 12/01/30	5,000	5,270,650
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	150	161,557
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	350	386,543
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	1,420	1,457,318
Reading Area Water Auhtority Pennsylvania, RB (AGM), 5.00%, 12/01/27	2,680	2,914,259

		20,277,495
Total Municipal Bonds in Pennsylvania		207,807,268
Guam — 0.5%
State — 0.5%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	805	875,333
Total Municipal Bonds — 116.1%		208,682,601

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Pennsylvania — 39.7%
County/City/Special District/School District — 5.0%
County of Erie Pennsylvania Conventional Center Authority, RB, 5.00%, 1/15/36	8,850	8,898,929
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Pennsylvania (concluded)
Education — 9.2%
Pennsylvania Higher Educational Facilities Authority, RB:
Series AE (NPFGC), 4.75%, 6/15/32	$8,845	$9,194,724
University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	4,270	4,766,900
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	2,202	2,511,844

		16,473,468
Health — 6.1%
Geisinger Authority Pennsylvania, RB, Health System, Series A:
5.13%, 6/01/34	2,500	2,670,875
5.25%, 6/01/39	3,128	3,342,251
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	4,680	4,995,994

		11,009,120
Housing — 1.6%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	3,000	2,952,900
State — 17.8%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	5,203	5,948,295
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remaketing, Series C (NPFGC), 5.00%, 12/01/32	10,000	10,970,300
State Public School Building Authority, Refunding RB, School Distric of Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	14,026	15,103,393

		32,021,988
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 39.7%		71,356,405
Total Long-Term Investments (Cost — $266,534,550) — 155.8%		280,039,006

4	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF Pennsylvania Municipal Money Fund, 0.00% (f)(g)	1,441,528	$1,441,528
Total Short-Term Securities (Cost — $1,441,528) — 0.8%		1,441,528
Total Investments (Cost — $267,976,078*) — 156.6%		281,480,534
Other Assets Less Liabilities — 2.0%		3,601,501
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.7%)		(39,011,553)
VRDP Shares, at Liquidation Value — (36.9%)		(66,300,000)

Net Assets Applicable to Common Shares — 100.0%		$179,770,482

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$228,399,774

Gross unrealized appreciation	$14,516,437
Gross unrealized depreciation	(1,876,858)

Net unrealized appreciation	$12,639,579

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Security is collateralized by municipal or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BIF Pennsylvania Municipal Money Fund	3,198,164	(1,756,636)	1,441,528	—

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(293)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$36,455,609	$(74,250)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	$—	$280,039,006	—	$280,039,006
Short-Term Securities	1,441,528	—	—	1,441,528

Total	$1,441,528	$280,039,006	—	$281,480,534

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(74,250)	—	—	$(74,250)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$383,000	—	—	$383,000
Liabilities:
TOB trust certificates	—	$(38,999,653)	—	(38,999,653)
VRDP Shares	—	(66,300,000)	—	(66,300,000)

Total	$383,000	$(105,299,653)	—	$(104,916,653)

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 23, 2014